LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
LOANS AND BORROWINGS
Schedule of loans and borrowings

	As at 31 December	As at 31 December
	2023	2022
Non-current liabilities	$’000	$’000
Issued debt - bond (a)	38,170	37,810
Galaxy loan (b)	9,230	18,475
Mortgage – Quebec facility (c)	797	2,785
Lease liability	—	531
Total	48,197	59,601
Current liabilities
Galaxy loan (b)	13,444	10,169
Mortgage- Quebec facility (c)	600	1,130
Other Loans	276	306
Lease liability	—	5
Total	14,320	11,610